Employee Benefits - Changes in the present value defined benefit obligation, incentive plans and vacation (Details) - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018
Changes in present value of defined benefit obligation
Opening defined benefit obligation, January 1,		$ 7,754	[1]	$ 7,676
Closing defined benefit obligation	[1]	7,566		7,754
Changes in provisions for incentive plans
Balances as of January 1,		47,797		43,372
Provisions established		45,792		40,058
Provisions used		(42,538)		(35,633)
Provisions released
Balances as of December 31,		51,051		47,797
Changes in provisions for vacation
Balances as of January 1,		26,855		25,159
Provisions established		7,257		7,529
Provisions used		(6,503)		(5,833)
Provisions released
Balances as of December 31,		27,609		26,855
Staff Severance Indemnities Plan
Changes in present value of defined benefit obligation
Opening defined benefit obligation, January 1,				7,676
Increase (Decrease) in provision		323		550
Benefits paid		(758)		(599)
Actuarial gains and losses		$ 247		127
Closing defined benefit obligation

[1]	See Note No. 2 (x) (iii).